Provisions - United Kingdom Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 84	€ 88	€ 81
Actuarial gains and losses on defined benefit pension plans	(618)	157	1,172
UK
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	12,079	13,056	12,955	€ 12,271	€ 11,959
Fair value of plan assets	12,887	13,239	13,118	12,880	12,108
Provisions - Provisions for pensions	(808)	(183)	(163)	(609)	(149)
Internal provisions for pensions	130	323	306	150	256
Net assets for pensions	(938)	(506)	(469)	€ (759)	€ (405)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	31	36	31
Interest cost, net	(6)	(6)	(22)
Total defined benefit expenses recognized in the consolidated income statements	25	30	9
Actuarial gains and losses on defined benefit pension plans	€ 481	€ (121)	€ (621)